Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0405

Attention:      Mary K. Fraser, Esq.
Attorney-Advisor
Division of Corporate Finance

Re:   Grant Life Sciences, Inc.
 Amendment No. 2 to Form SB-2
 File No. 333-119425
 Filed January 25, 2005

Dear Ms. Fraser:

The following responses address the comments of the reviewing Staff of the Commission as set forth in a comment letter dated February 14, 2005 relating to the Registration Statement on Form SB-2 of Grant Life Sciences, Inc. (the "Company"). On behalf of the Company, we respond as follows.

Prospectus Summary

1.
Please refer to comment 4 in our previous letter. In that comment, we requested that you provide us with supplemental factual support for the claims you make regarding the market for your products and other statistical information you included in your registration statement. Although your response letter indicates that you have provided this material, we have not received it. Please provide supplemental factual support for each claim. Please mark the supporting documents to show the location of the information you are relying on.

Response

We have supplementally provided you with factual support for our claims and other statistical information that we included in our registration statement. Each supporting document has been marked to show the location of the information we are relying on.

2.
We note the detailed information you added to the “About Grant Life Sciences” section of the summary, all of which appears in parenthetical phrases. Summary disclosure should be limited to a brief discussion of the most significant aspects of the offering. It should not include detailed disclosure. In addition, the use of parenthetical phrases in this manner is not consistent with the requirement that the forefront of the registration statement be written in plain English. Please revise the disclosure accordingly.

Response

We have limited our disclosure to a brief discussion of the most significant aspect of the offering.

Risk Factors page 3

3
In comment 7 of our previous letter we requested that you delete language such as that you “cannot be certain that” and " there is no assurance of that" various things will or will not happen. We note that these and similar phrases continue to appear in a number of places in your document. See, for example, the last paragraph on page 5, as well as page 6. Please revise the entire document as we previously requested. Also, please insure that in each instance where this language appears, you have provided the information requested in comment 8 of our previous letter.

Response

We have removed all language such as that we “cannot be certain that” and “there can be no assurance of that” from the registration statement and revised the document accordingly.

4.
We note your response to comment 15 and note that you deleted the referenced risk factor discussion. Please supplementally explain or restore the risk factor discussion and address our prior comment 15.

Response

We have restored the risk factor discussion and addressed your prior comment 15.

We will need to raise substantial additional capital to fund our operations… - page 3

5.	This risk factor indicates that you have sufficient cash to fund your planned operations through January 2005. Since it is now February, please update the disclosure to reflect your current situation.

Response

We have updated the disclosure to reflect our current situation.

We will need to obtain regulatory approval before we can market and sell our planned tests in the United States and in many other countries. - page 6.

6.	We note your response to comment 9. However, the same terms continue to appear on page 14 of the document. Please revise this disclosure as well.

Response

We have revised this disclosure by providing definitions for these scientific terms..

7.
Please expand your disclosures in response to comment 19 to clarify that prior to the Merger, with Impact Diagnostics, Grant Life Sciences was a not a business as defined by EITF 98-3. As previously requested, disclose the accounting treatment of a recapitalization. For example, the accounting treatment is identical to a reverse acquisition except that there are no adjustments to the historic carrying values of the assets and liabilities and all costs of the transaction are expensed.

Response

We have revised the disclosures the MD&A and financial statements (see Footnote B in the financial statements) to state that prior to the merger with Impact Diagnostics, Grant Life Sciences was a not a business as defined by EITF 98-3 and that disclosed the accounting treatment of a recapitalization.

Description of Business - page 10

8.	In the middle of page 1 0 you refer to HPV as an "obligate cause" of cervical cancer. Please explain what this term means.

Response

We have revised the language to better explain HPV as a cause of cervical cancer.

Regulatory Approval - page 13

9.
We note the revisions you made in response to comments 21 and 22 in our previous letter. However, the revised disclosure does not contain all of the information we asked you to include. For example, the revised disclosure still does not explain why you believe that your tests will be classified by the FDA as Class II devices, as opposed to Class I or Class III devices. It also does not explain the difference in the requirements to market and sell each class of devices. Please revise the disclosure accordingly.

Response

We have revised this section to provide all of the information that you requested, including why we believe that our tests will be classified as Class II devices, as opposed to Class I or Class III devices and the difference in the requirements to market and sell each class of devices.

Directors- Executive Officers~ Promoters and Control Persons - page 17

Executive Compensation - page 18

10.	Please update the information in the table to include information for the fiscal year ended December 31, 2004.

Response

We have updated the compensation table to include information for the fiscal year ended December 31, 2004.

Selling Stockholders - page 23

11.
In comment 29 of our previous letter we asked you to include appropriate disclosure regarding the circumstances under which the selling shareholders acquired their shares. The revised disclosure now indicates that many of the selling shareholders acquired their shares “through a private placement in connection with the Merger.” This is not adequate explanation. Please provide more detailed disclosure.

Response

We have revised this disclosure to more adequately describe how the selling shareholders acquired their shares.

12.
In comment 31 we asked you to disclose whether any of the selling shareholders are broker-dealers, and, if so, to identify them and state that they are underwriters. The only exception to this position is if the shares were issued as underwriting compensation. We note that footnote 49 identifies a broker-dealer but does not identify it as an underwriter, or indicate whether the shares received were underwriting compensation. Please provide the missing information.

Response

The selling shareholder referenced in footnote 49 is a broker-dealer. Such seller was not an underwriter for this transaction and did not receive any shares as underwriting compensation.

Certain Relationships and Related Transactions - page 22

13.	We note your response to comment 28. For advances that were made with no interest, please revise to state that the loan was interest free.

Response

We have revised this section to state those advances that were interest free.

Changes In and Disagreements with Accounting and Financial Disclosure - Page 30

14.
Your disclosures in the registration statement are not identical to the disclosures contained in the Item 4.01 Form 8-Ks filed on August 30, 2004 and December 22, 2004. Please file as Exhibits 16 to the registration statement updated letters from your former accountants addressing the disclosures made in the registration statement.

Response

We have revised the language to make the disclosure in the registration statement identical to the disclosure regarding the dismissal of HJ & Associates contained in Item 4.01 of Form 8-K filed on August 30, 2004. In addition, we have revised the language to make the disclosure in the registration statement identical to the disclosure regarding the resignation of Tanner contained in Item 4.01 of Form 8-K filed on December 22, 2004, except for the typographical error in such Form 8-K. This error stated that Tanner has audited the 2004 and 2003 financial statements. It should have stated that Tanner audited the financial statements for 2003 and 2002.

Financial Statements

Statement of Stockholders’ Deficit. F-5

15.
Refer to your response to comment 37. We note that you have issued stock for services. For each issuance involving non-cash cash consideration, please disclose the nature of the non-cash considerations and the basis for assigning amounts. Refer to paragraph 11(d) (3) of SFAS 7.

Response

Please see Footnote F, Common Stock, and Footnote J, Stock Options and Warrants, to the December 31, 2004 and 2003 financial statements for applicable disclosure.

The stock and warrants were granted to consultants for services provided to Impact Diagnostics in the first ½ of 2004, prior to the reverse merger transaction. Invoices from the consultants were satisfied by the issue of stock and warrants. The stock of the Company (Impact Diagnostics) was not traded at that time, however 238,660 shares of stock were sold in March and April of 2004 at $0.0838 per share. Thus the issue of 500,000 shares was valued at $40,000 ($0.08 per share) in May and June of 2004. The warrants were valued using the Black-Scholes model assuming a current stock price of $0.08 - the model value is within $500 of the $11,000 on the consultants invoice.

Notes to Financial Statement
General

16.	Please consider updating your disclosures to include comparable disclosures for the interim period.

Response

The disclosures have been updated to include current financial statements as required under SEC Regulation S-X. The footnotes for the audited financial statements for 2004 and 2003 include comparable information.

Note 4. Note Payable, F-11

17.
We note that you recorded a gain on extinguishment of debt upon entering into a debt conversion agreement. Please explain to us how the gain was calculated and tell us the authoritative accounting literature used to account for the debt conversion agreement.

Response

We refer you to Note E, Notes Payable, to the December 31, 2004 and 2003 financial statements. We were legally released from our obligations under the original note when it was restructured into a new note, thus the gain on extinguishment of debt was recorded per FAS 140, paragraph 16.

Note 5. Common Stock page F-11

18.
We note your revisions in response to comment 40. Please revise the statement of operations so that stock-based compensation expense is presented within the appropriate operating expense line items. Similarly revise your income statement disclosures appearing elsewhere, including MD&A.

Response

The statement of operations has been revised such that stock-based compensation, which was General and administration expense is now included in that category and stock-based compensation was R&D is now in that category. Please refer to Footnote F, Common Stock, and Footnote J, Stock Options and Warrants, to the December 31, 2004 and 2003 financial statements for applicable disclosure regarding the stock based compensation.

Pro Forma Financial Statements

19.
Please remove all pro forma financial information. Since the effect of the private placement is reflected in your historical September 30, 2004 balance sheet, no pro forma balance sheet is required. No other pro forma financial information is required for the transaction with Impact Diagnostics since it not a business combination. The recapitalization of Impact Diagnostics is reflected in the historical financial statements.

Response

No pro forma financial information is included.

Should you have any further questions, please do not hesitate to contact the undersigned at 646-810-2177.

Sincerely,
/s/ David Schiff
David Schiff